Basis for preparation and presentation of consolidated financial statements (Details 2) R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 BRL (R$)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 BRL (R$)	Dec. 31, 2022 USD ($)
Change in presentation currency impact
Profit for the year	$ 29,494		$ 26,363		$ 18,707
Items that will not be reclassified to profit or loss			20,516		13,187
Items that may be reclassified to statement of profit or loss			(7,133)		(19,557)
Total comprehensive income for the year	(2,877)		39,746		12,337
Total comprehensive income attributed to
Owners of the Company	(2,877)		39,746		12,337
Total comprehensive income for the year	$ (2,877)		39,746		12,337
Previously stated
Change in presentation currency impact
Profit for the year | R$		R$ 132,573		R$ 95,710
Items that will not be reclassified to profit or loss | R$		0		0
Items that may be reclassified to statement of profit or loss | R$		(34,950)		(100,372)
Total comprehensive income for the year | R$		97,623		(4,662)
Total comprehensive income attributed to
Owners of the Company | R$		97,623		(4,662)
Total comprehensive income for the year | R$		R$ 97,623		R$ (4,662)
Increase (decrease) due to voluntary changes in accounting policy
Change in presentation currency impact
Profit for the year			(106,210)		(77,003)
Items that will not be reclassified to profit or loss			20,516		13,187
Items that may be reclassified to statement of profit or loss			27,817		80,815
Total comprehensive income for the year			(57,877)		16,999
Total comprehensive income attributed to
Owners of the Company			(57,877)		16,999
Total comprehensive income for the year			$ (57,877)		$ 16,999